Dividends	12 Months Ended
Dec. 31, 2020
Dividends
Dividends

11. Dividends

On March 12, 2018, Jupai Holdings declared a cash dividend on the accumulated undistributed earnings of USD19,950,975, approximately RMB126 million, to all the shareholders of Jupai Holdings, and the dividend was paid in May 2018.